SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) customer	Dec. 31, 2015 USD ($)
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of year	$ 2,144	$ 2,351	$ 2,351	$ 3,169
Provisions for bad debts, included in SG&A expense			2,385	576
Uncollectible receivables written off			(2,592)	(1,394)
Balance at end of year			$ 2,144	2,351
Concentrations of credit and customer risk
Number of customers accounting for more than 10% of consolidated revenues | customer			0
Debt issuance costs
Amortization of debt issuance costs	$ 928	$ 2,244	$ 3,435	$ 576
Customer Concentration Risk [Member]
Concentrations of credit and customer risk
Concentration Risk, Percentage				10.60%